PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES (Tables)	12 Months Ended
Dec. 31, 2012
PRODUCTIVITY INTEGRATION AND RESTRUCTURING INITIATIVES [Abstract]
Productivity and Reinvestment
The following table summarizes the balance of accrued expenses related to these productivity and reinvestment initiatives and the changes in the accrued amounts since the commencement of the plan (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2012
Costs incurred	$21	$61	$188	$270
Payments	(8)	(55)	(167)	(230)
Noncash and exchange	(1)	—	(13)	(14)
Accrued balance as of December 31	$12	$6	$8	$26

Productivity Initiatives
The following table summarizes the balance of accrued expenses related to productivity initiatives and the changes in the accrued amounts (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2010
Accrued balance as of January 1	$18	$9	$4	$31
Costs incurred	71	58	61	190
Payments	(30)	(61)	(54)	(145)
Noncash and exchange	—	—	(2)	(2)
Accrued balance as of December 31	$59	$6	$9	$74
2011
Costs incurred	$59	$17	$80	$156
Payments	(50)	(21)	(71)	(142)
Noncash and exchange	(20)	1	(9)	(28)
Accrued balance as of December 31	$48	$3	$9	$60
2012
Costs incurred	$(8)	$—	$(2)	$(10)
Payments	(29)	(2)	(3)	(34)
Noncash and exchange	(2)	—	(3)	(5)
Accrued balance as of December 31	$9	$1	$1	$11

Integration of CCEs North American Operations
The following table summarizes the balance of accrued expenses related to these integration initiatives and the changes in the accrued amounts since the commencement of the plan (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2010
Costs incurred	$45	$42	$48	$135
Payments	(1)	(33)	(34)	(68)
Noncash and exchange	4	—	(2)	2
Accrued balance as of December 31	$48	$9	$12	$69
2011
Costs incurred	$40	$91	$227	$358
Payments	(40)	(89)	(210)	(339)
Noncash and exchange	—	—	3	3
Accrued balance as of December 31	$48	$11	$32	$91
2012
Costs incurred	$(6)	$—	$—	$(6)
Payments	(41)	(13)	(26)	(80)
Noncash and exchange	—	2	(4)	(2)
Accrued balance as of December 31	$1	$—	$2	$3